Property and Equipment, net - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2023
Property, Plant and Equipment [Line Items]
Lease incentives						$ 1,755
Reimbursements of lease incentives			$ 808
Depreciation and amortization expense	$ 192	$ 177	259	$ 248	$ 248
Realized gain on sale of property and equipment			0	$ 0	70
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Realized gain on sale of property and equipment					$ 70
New Stamford Lease [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements in process			$ 2,533